Supplemental Data (Summary of Property, Plant and Equipment, Net) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Supplemental Data
Land	$ 110	$ 99
Buildings	2,314	2,463
Machinery and equipment	12,498	12,512
Machinery and equipment	780	745
Total before accumulated depreciation	15,702	15,819
Less accumulated depreciation	(9,418)	(9,214)
Total	$ 6,284	$ 6,605